TRUE GOLD BUSINESS COMBINATION (Details Narrative)				3 Months Ended	9 Months Ended
	Oct. 03, 2023 USD ($) $ / shares	Oct. 03, 2023 AUD ($)	Oct. 02, 2023	Dec. 31, 2023 USD ($)	Oct. 02, 2023 USD ($)	Dec. 31, 2023 € / shares	Jan. 31, 2015
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired							2.00%
Par value per share | € / shares						€ 1
True gold consortium pty ltd [member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired	7.50%
Proportion of ownership interest in subsidiary	51.90%	51.90%	44.40%
Acquisition-date fair value of equity interest in acquiree held by acquirer immediately before acquisition date | $	$ 22,164,000
Gain (loss) recognised as result of remeasuring to fair value equity interest in acquiree held by acquirer before business combination | $	$ 22,164,000
Weighted average cost of capital percentage	24.80%
Terminal per shares | $ / shares	$ 4.59
Terminal growth rate percentage	3.00%
Discount for lack of marketability percentage	25.20%
Discount for lack of marketability value | $ / shares	$ 11.17
Par value per share | $ / shares	$ 33.12
Forgiveness of outstanding payables	$ 307	$ 475
Profit (loss) of acquiree since acquisition date | $				$ 155	$ 692